UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street
, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954)527-7500

Date of fiscal year end: 12/31

Date of reporting period: 6/30/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Templeton Global
Balanced Fund
A Series of Templeton Global Investment Trust
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 4
Your Fund’s Expenses 6
Financial Highlights and Schedule of Investments 7
Financial Statements 22
Notes to Financial Statements 27
Shareholder Information 40
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
This semiannual report for Templeton Global Balanced Fund
covers the period ended June 30, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks both income and capital appreciation. Under
normal market conditions, the Fund invests in a diversified
portfolio of debt and equity securities worldwide. The Fund
normally invests at least 25% of its assets in fixed income
securities and at least 25% of its assets in equity securities.
The Fund seeks income by investing in a combination of
corporate, agency and government bonds and other debt
securities (including inflation-indexed securities) of any
maturity issued in numerous countries, including developing
market countries, as well as stocks that offer or could offer attractive dividend yields. The Fund may invest in high-
yield bonds that are rated below investment grade and are
sometimes referred to as “junk bonds.” The Fund seeks
capital appreciation by investing in equity securities of
companies from a variety of industries located anywhere in
the world, including developing markets, but from time to
time, based on economic conditions, the Fund may have
significant investments in particular sectors. The equity
securities in which the Fund invests are primarily common
stock. In addition, under normal market conditions, at least
40% of the Fund’s net assets are invested in non-U.S.
investments and in at least three different countries.
Performance Overview
The Fund’s Class A shares posted +7.25% cumulative total
return for the six months under review. In comparison, the
Fund’s primary benchmark, the MSCI All Country World
Index (ACWI)-NR, which measures the equity market
performance of global developed and emerging markets,
posted a +13.93% cumulative total return.
1
The Fund’s fixed
income benchmark, the Bloomberg Multiverse Index, which
provides a broad-based measure of the global fixed income
bond market, posted a +1.59% cumulative total return.
1
For the same period, the Fund’s Blended Benchmark, the
Custom 50% MSCI ACWI-NR + 50% Bloomberg Multiverse
Index, posted a +7.65% cumulative total return.
2
You can find
the Fund’s long-term performance data in the Performance
Summary beginning on page 4 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Portfolio Composition
6/30/23
% of Total Net
Assets
Common Stocks 52.0%
Foreign Government and Agency Securities 38.3%
Short-Term Investments & Other Net Assets 9.7%
*
Includes financial instruments determined to have no value.
Geographic Composition
6/30/23
% of Total
Net Assets
United States 23.2%
Germany 7.4%
South Korea 5.5%
United Kingdom 5.4%
India 4.8%
Colombia 4.6%
Indonesia 4.5%
Malaysia 4.3%
Brazil 4.2%
Hungary 3.3%
China 2.7%
Netherlands 2.6%
Japan 2.3%
Mexico 2.1%
France 1.7%
Switzerland 1.5%
Thailand 1.5%
Hong Kong 1.4%
Australia 1.4%
Egypt 1.3%
Dominican Republic 1.2%
Ecuador 1.0%
Other 2.4%
Short-Term Investments & Other Net Assets 9.7%
1. Source: Morningstar. Net Returns (NR) include income net of tax withholding when dividends are paid.
2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

Templeton Global Balanced Fund

franklintempleton.com
Semiannual Report
Effective May 2023, Calvin Ho joined the Portfolio
Management team.
Thank you for your continued participation in Templeton
Global Balanced Fund. We look forward to serving your
future investment needs.
Michael Hasenstab, Ph.D.
Douglas Grant, CFA
Derek Taner, CFA
Calvin Ho, Ph.D.
Portfolio Management Team
Top Five Equity Holdings
*
6/30/23
Company
Industry , Country
% of Total
Net Assets
a a
Samsung Electronics Co. Ltd. 2.1%
Technology Hardware, Storage & Peripherals ,
South Korea
Fidelity National Information Services, Inc. 1.8%
Financial Services , United States
Adecco Group AG 1.5%
Professional Services , Switzerland
Bayer AG 1.4%
Pharmaceuticals , Germany
NCR Corp. 1.4%
Software , United States
*
Includes convertible bonds.
Top Five Fixed Income Holdings*
6/30/23
Issuer
% of Total
Net Assets
a a
Republic of India 4.8%
Republic of Colombia 4.6%
Republic of Indonesia 4.5%
Federation of Malaysia 4.3%
Federative Republic of Brazil 4.2%
*
Does not include cash and cash equivalents.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2023
Templeton Global Balanced Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 06 /3 0 /2 3

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A

6-Month +7.25% +1.42%
1-Year +8.31% +2.45%
5-Year -8.85% -2.96%
10-Year +14.66% +0.81%
Advisor
6-Month +7.80% +7.80%
1-Year +9.00% +9.00%
5-Year -7.30% -1.50%
10-Year +17.98% +1.67%
See page 10 for Performance Summary footnotes.

Templeton Global Balanced Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Equity securities are subject to price fluctuation and possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Liquidity risk exists when securi-
ties or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. The Fund’s prospectus also includes a description of the main investment risks.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/23–6/30/23)
Share Class
Net Investment
Income
A $0.0431
A1 $0.0431
C $0.0336
C1 $0.0379
R $0.0403
R6 $0.0467
Advisor $0.0461
Total Annual Operating Expenses

Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.22% 1.25%
Advisor 0.97% 1.00%

Your Fund’s Expenses
Templeton Global Balanced Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,072.50 $6.17 $1,018.84 $6.01 1.20%
A1 $1,000 $1,072.20 $6.17 $1,018.84 $6.01 1.20%
C $1,000 $1,068.20 $9.99 $1,015.13 $9.73 1.95%
C1 $1,000 $1,069.80 $8.20 $1,016.87 $7.99 1.60%
R $1,000 $1,070.90 $7.45 $1,017.60 $7.26 1.45%
R6 $1,000 $1,073.90 $4.73 $1,020.23 $4.61 0.92%
Advisor $1,000 $1,078.00 $4.89 $1,020.09 $4.75 0.95%

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021* 2020
a
2019
a
2018
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.26 $2.72 $2.82 $2.84 $2.77 $3.17
Income from investment operations
b
:
Net investment income
c
............. 0.04 0.07 0.05 0.07 0.11 0.10
Net realized and unrealized gains (losses) 0.12 (0.46) (0.09) (0.04) 0.08 (0.38)
Total from investment operations ........ 0.16 (0.39) (0.04) 0.03 0.19 (0.28)
Less distributions from:
Net investment income .............. (0.04) — — (0.05) (0.12) (0.12)
Tax return of capital ................ — (0.07) (0.06) — — —
Total distributions ................... (0.04) (0.07) (0.06) (0.05) (0.12) (0.12)
Net asset value, end of period .......... $2.38 $2.26 $2.72 $2.82 $2.84 $2.77
Total return
d
....................... 7.25% (14.28)% (1.54)% 1.49% 6.96% (9.44)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.38% 1.32% 1.30% 1.30% 1.22% 1.19%
Expenses net of waiver and payments by
affiliates .......................... 1.22% 1.20% 1.20% 1.26% 1.19% 1.16%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.20% 1.20%
f
1.20%
f
1.26%
f
1.19%
f
1.16%
f
Net investment income ............... 3.56% 2.80% 1.89% 2.85% 3.81% 3.17%
Supplemental data
Net assets, end of period (000’s) ........ $211,690 $210,786 $302,724 $354,879 $465,915 $557,604
Portfolio turnover rate ................ 36.40% 56.93% 52.63% 74.03% 26.62% 45.92%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021* 2020
a
2019
a
2018
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.27 $2.73 $2.83 $2.84 $2.77 $3.18
Income from investment operations
b
:
Net investment income
c
............. 0.04 0.07 0.05 0.07 0.11 0.10
Net realized and unrealized gains (losses) 0.12 (0.46) (0.09) (0.03) 0.08 (0.39)
Total from investment operations ........ 0.16 (0.39) (0.04) 0.04 0.19 (0.29)
Less distributions from:
Net investment income .............. (0.04) — — (0.05) (0.12) (0.12)
Tax return of capital ................ — (0.07) (0.06) — — —
Total distributions ................... (0.04) (0.07) (0.06) (0.05) (0.12) (0.12)
Net asset value, end of period .......... $2.39 $2.27 $2.73 $2.83 $2.84 $2.77
Total return
d
....................... 7.22% (14.21)% (1.53)% 1.49% 7.33% (9.45)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.38% 1.32% 1.30% 1.30% 1.22% 1.19%
Expenses net of waiver and payments by
affiliates .......................... 1.22% 1.20% 1.20% 1.26% 1.19% 1.16%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.20% 1.20%
f
1.20%
f
1.26%
f
1.19%
f
1.16%
f
Net investment income ............... 3.56% 2.80% 1.89% 2.86% 3.81% 3.17%
Supplemental data
Net assets, end of period (000’s) ........ $108,047 $108,558 $165,287 $198,816 $252,990 $285,358
Portfolio turnover rate ................ 36.40% 56.93% 52.63% 74.03% 26.62% 45.92%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021* 2020
a
2019
a
2018
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.26 $2.71 $2.81 $2.82 $2.75 $3.16
Income from investment operations
b
:
Net investment income
c
............. 0.03 0.05 0.03 0.05 0.09 0.08
Net realized and unrealized gains (losses) 0.12 (0.45) (0.10) (0.03) 0.08 (0.40)
Total from investment operations ........ 0.15 (0.40) (0.07) 0.02 0.17 (0.32)
Less distributions from:
Net investment income .............. (0.03) — — (0.03) (0.10) (0.09)
Tax return of capital ................ — (0.05) (0.03) — — —
Total distributions ................... (0.03) (0.05) (0.03) (0.03) (0.10) (0.09)
Net asset value, end of period .......... $2.38 $2.26 $2.71 $2.81 $2.82 $2.75
Total return
d
....................... 6.82% (14.68)% (2.37)% 0.68% 6.55% (10.23)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 2.12% 2.08% 2.04% 2.04% 1.97% 1.94%
Expenses net of waiver and payments by
affiliates .......................... 1.97% 1.95% 1.95% 2.00% 1.94% 1.91%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.95% 1.95%
f
1.95%
f
2.00%
f
1.94%
f
1.91%
f
Net investment income ............... 2.76% 2.02% 1.12% 2.02% 3.06% 2.42%
Supplemental data
Net assets, end of period (000’s) ........ $16,134 $18,904 $39,982 $83,658 $139,231 $203,587
Portfolio turnover rate ................ 36.40% 56.93% 52.63% 74.03% 26.62% 45.92%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021* 2020
a
2019
a
2018
a
Class C1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.27 $2.73 $2.83 $2.84 $2.77 $3.17
Income from investment operations
b
:
Net investment income
c
............. 0.04 0.06 0.04 0.06 0.10 0.09
Net realized and unrealized gains (losses) 0.12 (0.46) (0.10) (0.03) 0.08 (0.39)
Total from investment operations ........ 0.16 (0.40) (0.06) 0.03 0.18 (0.30)
Less distributions from:
Net investment income .............. (0.04) — — (0.04) (0.11) (0.10)
Tax return of capital ................ — (0.06) (0.04) — — —
Total distributions ................... (0.04) (0.06) (0.04) (0.04) (0.11) (0.10)
Net asset value, end of period .......... $2.39 $2.27 $2.73 $2.83 $2.84 $2.77
Total return
d
....................... 6.98% (14.61)% (2.06)% 1.01% 6.82% (9.88)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.77% 1.72% 1.68% 1.70% 1.62% 1.59%
Expenses net of waiver and payments by
affiliates .......................... 1.62% 1.60% 1.60% 1.66% 1.59% 1.56%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.60% 1.60%
f
1.60%
f
1.66%
f
1.59%
f
1.56%
f
Net investment income ............... 3.07% 2.39% 1.46% 2.32% 3.41% 2.77%
Supplemental data
Net assets, end of period (000’s) ........ $1,493 $1,876 $3,535 $13,050 $27,765 $62,418
Portfolio turnover rate ................ 36.40% 56.93% 52.63% 74.03% 26.62% 45.92%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021* 2020
a
2019
a
2018
a
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.27 $2.74 $2.84 $2.85 $2.78 $3.18
Income from investment operations
b
:
Net investment income
c
............. 0.04 0.06 0.05 0.07 0.10 0.09
Net realized and unrealized gains (losses) 0.12 (0.46) (0.10) (0.03) 0.08 (0.38)
Total from investment operations ........ 0.16 (0.40) (0.05) 0.04 0.18 (0.29)
Less distributions from:
Net investment income .............. (0.04) — — (0.05) (0.11) (0.11)
Tax return of capital ................ — (0.07) (0.05) — — —
Total distributions ................... (0.04) (0.07) (0.05) (0.05) (0.11) (0.11)
Net asset value, end of period .......... $2.39 $2.27 $2.74 $2.84 $2.85 $2.78
Total return
d
....................... 7.09% (14.77)% (1.77)% 1.68% 6.66% (9.67)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.63% 1.58% 1.53% 1.43% 1.47% 1.44%
Expenses net of waiver and payments by
affiliates .......................... 1.48% 1.45% 1.44% 1.40% 1.44% 1.41%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.45% 1.45%
f
1.44%
f
1.40%
f
1.44%
f
1.41%
f
Net investment income ............... 3.34% 2.58% 1.66% 2.63% 3.56% 2.92%
Supplemental data
Net assets, end of period (000’s) ........ $645 $596 $1,206 $1,591 $2,348 $2,778
Portfolio turnover rate ................ 36.40% 56.93% 52.63% 74.03% 26.62% 45.92%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

06/
a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021* 2020
a
2019
a
2018
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.27 $2.73 $2.83 $2.85 $2.78 $3.18
Income from investment operations
b
:
Net investment income
c
............. 0.05 0.07 0.06 0.08 0.12 0.11
Net realized and unrealized gains (losses) 0.12 (0.45) (0.09) (0.04) 0.08 (0.38)
Total from investment operations ........ 0.17 (0.38) (0.03) 0.04 0.20 (0.27)
Less distributions from:
Net investment income .............. (0.05) — — (0.06) (0.13) (0.13)
Tax return of capital ................ — (0.08) (0.07) — — —
Total distributions ................... (0.05) (0.08) (0.07) (0.06) (0.13) (0.13)
Net asset value, end of period .......... $2.39 $2.27 $2.73 $2.83 $2.85 $2.78
Total return
d
....................... 7.39% (13.90)% (1.19)% 1.87% 7.32% (9.09)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.07% 0.98% 1.01% 0.99% 0.92% 0.89%
Expenses net of waiver and payments by
affiliates .......................... 0.94% 0.90% 0.86% 0.90% 0.84% 0.82%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.92% 0.90%
f
0.86%
f
0.90%
f
0.84%
f
0.82%
f
Net investment income ............... 3.84% 3.10% 2.23% 3.18% 4.16% 3.51%
Supplemental data
Net assets, end of period (000’s) ........ $2,424 $2,388 $3,227 $4,624 $6,080 $7,933
Portfolio turnover rate ................ 36.40% 56.93% 52.63% 74.03% 26.62% 45.92%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021* 2020
a
2019
a
2018
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.27 $2.74 $2.84 $2.85 $2.78 $3.19
Income from investment operations
b
:
Net investment income
c
............. 0.05 0.07 0.06 0.08 0.12 0.11
Net realized and unrealized gains (losses) 0.13 (0.46) (0.09) (0.03) 0.08 (0.39)
Total from investment operations ........ 0.18 (0.39) (0.03) 0.05 0.20 (0.28)
Less distributions from:
Net investment income .............. (0.05) — — (0.06) (0.13) (0.13)
Tax return of capital ................ — (0.08) (0.07) — — —
Total distributions ................... (0.05) (0.08) (0.07) (0.06) (0.13) (0.13)
Net asset value, end of period .......... $2.40 $2.27 $2.74 $2.84 $2.85 $2.78
Total return
d
....................... 7.80% (14.32)% (1.28)% 1.75% 7.57% (9.19)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.12% 1.07% 1.05% 1.04% 0.97% 0.94%
Expenses net of waiver and payments by
affiliates .......................... 0.97% 0.95% 0.95% 1.00% 0.94% 0.91%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.95% 0.95%
f
0.95%
f
1.00%
f
0.94%
f
0.91%
f
Net investment income ............... 3.80% 3.04% 2.14% 3.00% 4.06% 3.42%
Supplemental data
Net assets, end of period (000’s) ........ $31,371 $32,777 $57,537 $77,426 $141,277 $207,346
Portfolio turnover rate ................ 36.40% 56.93% 52.63% 74.03% 26.62% 45.92%
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund .
c
Based on average daily shares outstanding.

Templeton Global Investment Trust
Schedule of Investments (unaudited), June 30, 2023
Templeton Global Balanced Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

.
a a Industry Shares a Value
a
Common Stocks 52.0%
China 2.7%
a,b
Alibaba Group Holding Ltd. ......... Broadline Retail 324,800 $ 3,381,049
Lenovo Group Ltd. ............... Technology Hardware, Storage & Peripherals 4,520,000 4,736,312
Prosus NV ..................... Broadline Retail 26,219 1,920,302
10,037,663
France 1.7%
Danone SA ..................... Food Products 69,833 4,279,999
a
Forvia ......................... Automobile Components 83,435 1,969,338
6,249,337
Germany 6.8%
adidas AG ...................... Textiles, Apparel & Luxury Goods 12,196 2,367,803
Bayer AG ...................... Pharmaceuticals 97,367 5,390,251
Bayerische Motoren Werke AG ...... Automobiles 17,894 2,201,290
Continental AG .................. Automobile Components 28,102 2,123,311
Deutsche Telekom AG ............. Diversified Telecommunication Services 165,289 3,606,691
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 87,013 4,158,830
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 56,040 2,308,065
Siemens AG .................... Industrial Conglomerates 18,836 3,140,265
25,296,506
Hong Kong 1.4%
AIA Group Ltd. .................. Insurance 187,000 1,899,229
Prudential plc, (GBP Traded) ........ Insurance 213,525 3,015,698
Prudential plc, (HKD Traded) ........ Insurance 26,600 366,772
5,281,699
Hungary 0.9%
Richter Gedeon Nyrt. ............. Pharmaceuticals 132,412 3,267,502
Japan 2.3%
Honda Motor Co. Ltd. ............. Automobiles 85,100 2,578,365
Mitsubishi Electric Corp. ........... Electrical Equipment 241,900 3,420,177
Sumitomo Mitsui Financial Group, Inc. . Banks 58,100 2,490,479
8,489,021
Netherlands 2.6%
ING Groep NV .................. Banks 225,359 3,038,478
SBM Offshore NV ................ Energy Equipment & Services 163,943 2,247,540
Shell plc ....................... Oil, Gas & Consumable Fuels 141,560 4,264,632
9,550,650
South Africa 0.0%
a,c,d
K2016470219 South Africa Ltd., A .... Broadline Retail 32,900,733 —
a,c,d
K2016470219 South Africa Ltd., B .... Broadline Retail 4,646,498 —
—
South Korea 2.6%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 141,926 7,815,386
Shinhan Financial Group Co. Ltd. .... Banks 75,207 1,944,386
9,759,772
Switzerland 1.5%
Adecco Group AG ................ Professional Services 175,731 5,755,750

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan 0.9%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 181,300 $ 3,348,409
United Kingdom 5.4%
Barratt Developments plc .......... Household Durables 368,266 1,935,503
BP plc ......................... Oil, Gas & Consumable Fuels 679,989 3,959,153
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 531,500 3,243,865
Imperial Brands plc ............... Tobacco 162,551 3,597,979
Persimmon plc .................. Household Durables 162,667 2,119,503
Unilever plc ..................... Personal Care Products 100,533 5,235,180
20,091,183
United States 23.2%
a
Alphabet, Inc., A ................. Interactive Media & Services 30,465 3,646,660
American Express Co. ............ Consumer Finance 19,614 3,416,759
Bank of America Corp. ............ Banks 116,105 3,331,052
Bath & Body Works, Inc. ........... Specialty Retail 47,345 1,775,437
Citigroup, Inc. ................... Banks 96,300 4,433,652
Comcast Corp., A ................ Media 109,756 4,560,362
a
Delta Air Lines, Inc. ............... Passenger Airlines 73,388 3,488,866
DuPont de Nemours, Inc. .......... Chemicals 55,237 3,946,131
a
DXC Technology Co. .............. IT Services 70,348 1,879,699
FedEx Corp. .................... Air Freight & Logistics 17,683 4,383,616
Fidelity National Information Services,
Inc. ......................... Financial Services 123,523 6,756,708
International Paper Co. ............ Containers & Packaging 54,778 1,742,488
Lithia Motors, Inc., A .............. Specialty Retail 8,790 2,673,127
LyondellBasell Industries NV, A ...... Chemicals 32,773 3,009,545
Medtronic plc ................... Health Care Equipment & Supplies 51,600 4,545,960
a
NCR Corp. ..................... Software 208,585 5,256,342
Paramount Global, B .............. Media 300,901 4,787,335
a
Salesforce, Inc. .................. Software 11,388 2,405,829
Southwest Airlines Co. ............ Passenger Airlines 62,164 2,250,958
Stanley Black & Decker, Inc. ........ Machinery 47,190 4,422,175
Tapestry, Inc. ................... Textiles, Apparel & Luxury Goods 73,357 3,139,680
Target Corp. .................... Consumer Staples Distribution & Retail 38,656 5,098,726
Wells Fargo & Co. ................ Banks 122,392 5,223,691
86,174,798
Total Common Stocks (Cost $183,584,715) .....................................
193,302,290
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
c,e,f
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Broadline Retail 2,851,217 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Broadline Retail 2,929,327 EUR —
c,e,f
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Broadline Retail 1,782,466 —
—
Total Corporate Bonds (Cost $4,389,520) .......................................
—

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 38.3%
Australia 1.4%
New South Wales Treasury Corp.,
Senior Bond, 2%, 3/08/33 ........ 3,030,000 AUD $ 1,595,368
Queensland Treasury Corp., Senior
Bond, 2%, 8/22/33 .............. 3,570,000 AUD 1,873,145
Treasury Corp. of Victoria ,
f
Senior Bond, Reg S, 2.25%, 9/15/33 2,270,000 AUD 1,203,020
Senior Bond, 2.25%, 11/20/34 ..... 760,000 AUD 390,082
5,061,615
Brazil 4.2%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 35,450,000 BRL 7,374,337
10%, 1/01/31 .................. 14,887,000 BRL 3,027,446
10%, 1/01/33 .................. 4,483,000 BRL 903,987
g
F, 10%, 1/01/29 ................ 21,143,000 BRL 4,331,140
15,636,910
Colombia 4.6%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 83,000,000 COP 19,158
Colombia Titulos de Tesoreria ,
B, 6.25%, 11/26/25 .............. 1,370,000,000 COP 303,237
B, 7.5%, 8/26/26 ............... 33,885,500,000 COP 7,606,048
B, 5.75%, 11/03/27 .............. 7,652,000,000 COP 1,575,226
B, 6%, 4/28/28 ................. 3,265,000,000 COP 669,306
B, 7.75%, 9/18/30 .............. 4,739,000,000 COP 1,008,159
B, 7%, 3/26/31 ................. 1,931,200,000 COP 389,417
B, 7%, 6/30/32 ................. 4,490,000,000 COP 880,498
B, 13.25%, 2/09/33 ............. 7,858,000,000 COP 2,204,649
B, 7.25%, 10/18/34 ............. 6,462,000,000 COP 1,246,932
B, 6.25%, 7/09/36 .............. 2,213,000,000 COP 383,086
B, 9.25%, 5/28/42 .............. 3,046,000,000 COP 652,082
16,937,798
Dominican Republic 1.2%
f
Dominican Republic Government Bond ,
Senior Bond, 144A, 5.3%, 1/21/41 .. 2,030,000 1,595,526
Senior Bond, 144A, 6.4%, 6/05/49 .. 760,000 649,448
Senior Bond, 144A, 5.875%, 1/30/60 2,634,000 2,047,777
4,292,751
Ecuador 1.0%
f
Ecuador Government Bond ,
Senior Bond, 144A, 2.5%, 7/31/35 .. 6,275,000 2,193,294
Senior Bond, 144A, 1.5%, 7/31/40 .. 599,000 187,187
Senior Note, 144A, 5.5%, 7/31/30 .. 2,460,000 1,195,139
3,575,620
Egypt 1.3%
f
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 710,000 414,285
Senior Bond, 144A, 7.3%, 9/30/33 .. 1,620,000 896,346
Senior Bond, 144A, 8.5%, 1/31/47 .. 2,840,000 1,516,304
Senior Bond, 144A, 7.903%, 2/21/48 240,000 123,910
Senior Bond, 144A, 8.7%, 3/01/49 .. 200,000 108,382

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Egypt (continued)
f
Egypt Government Bond, (continued)
Senior Bond, 144A, 8.875%, 5/29/50 780,000 $ 422,503
Senior Bond, 144A, 8.75%, 9/30/51 . 2,210,000 1,198,306
Senior Bond, 144A, 7.5%, 2/16/61 .. 510,000 257,162
4,937,198
El Salvador 0.0%
†
f
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 100,000 59,404
Germany 0.6%
f
Bundesobligation, Reg S, 10/18/24 ... 547,000 EUR 571,927
f
Bundesrepublik Deutschland, Reg S,
6.25%, 1/04/24 ................ 536,000 EUR 592,971
f
Bundesschatzanweisungen, Reg S,
0.4%, 9/13/24 ................. 1,185,000 EUR 1,248,821
2,413,719
Ghana 0.5%
e
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 5,424,076 GHS 253,152
PIK, 8.5%, 2/15/28 .............. 5,424,076 GHS 221,293
PIK, 8.65%, 2/13/29 ............. 5,384,374 GHS 197,342
PIK, 8.8%, 2/12/30 .............. 5,384,374 GHS 179,947
PIK, 8.95%, 2/11/31 ............. 4,847,871 GHS 150,323
PIK, 9.1%, 2/10/32 .............. 4,847,871 GHS 141,797
PIK, 9.25%, 2/08/33 ............. 4,847,871 GHS 136,734
PIK, 9.4%, 2/07/34 .............. 4,292,036 GHS 116,722
PIK, 9.55%, 2/06/35 ............. 4,292,036 GHS 113,621
PIK, 9.7%, 2/05/36 .............. 4,292,036 GHS 111,449
PIK, 9.85%, 2/03/37 ............. 4,292,036 GHS 109,969
PIK, 10%, 2/02/38 .............. 4,292,036 GHS 109,006
1,841,355
Hungary 2.4%
Hungary Government Bond ,
1%, 11/26/25 .................. 1,242,000,000 HUF 3,038,816
3%, 10/27/27 .................. 106,800,000 HUF 260,512
4.75%, 11/24/32 ................ 2,203,700,000 HUF 5,483,118
8,782,446
India 4.8%
India Government Bond ,
7.26%, 1/14/29 ................ 227,500,000 INR 2,797,484
Senior Bond, 7.26%, 8/22/32 ...... 664,300,000 INR 8,184,843
Senior Note, 7.1%, 4/18/29 ....... 577,200,000 INR 7,046,968
18,029,295
Indonesia 4.5%
Indonesia Government Bond ,
FR68, 8.375%, 3/15/34 .......... 24,759,000,000 IDR 1,893,349
FR82, 7%, 9/15/30 .............. 4,273,000,000 IDR 295,283
FR87, 6.5%, 2/15/31 ............ 4,108,000,000 IDR 275,142
FR91, 6.375%, 4/15/32 .......... 11,532,000,000 IDR 769,287
FR95, 6.375%, 8/15/28 .......... 28,742,000,000 IDR 1,947,351

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Indonesia (continued)
Indonesia Government Bond,
(continued)
FR96, 7%, 2/15/33 .............. 168,172,000,000 IDR $ 11,753,287
16,933,699
Malaysia 4.3%
Malaysia Government Bond ,
3.9%, 11/30/26 ................. 3,890,000 MYR 842,667
3.892%, 3/15/27 ................ 90,000 MYR 19,445
3.502%, 5/31/27 ................ 1,080,000 MYR 230,160
3.899%, 11/16/27 ............... 34,380,000 MYR 7,440,808
3.519%, 4/20/28 ................ 4,110,000 MYR 877,789
3.733%, 6/15/28 ................ 5,080,000 MYR 1,093,165
3.885%, 8/15/29 ................ 2,040,000 MYR 439,408
4.498%, 4/15/30 ................ 9,240,000 MYR 2,069,938
3.582%, 7/15/32 ................ 14,180,000 MYR 2,975,224
15,988,604
Mexico 2.1%
Mexican Bonos ,
M, 10%, 11/20/36 ............... 4,570,000 MXN 295,286
M, Senior Bond, 7.75%, 11/23/34 ... 14,160,000 MXN 772,714
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 86,420,000 MXN 4,651,218
M, Senior Bond, 8.5%, 5/31/29 ..... 13,800,000 MXN 798,869
M, Senior Bond, 8.5%, 11/18/38 .... 8,380,000 MXN 477,235
M, Senior Bond, 7.75%, 11/13/42 ... 18,030,000 MXN 945,350
7,940,672
Mongolia 0.6%
f
Mongolia Government Bond ,
Senior Bond, 144A, 4.45%, 7/07/31 . 1,450,000 1,127,253
Senior Note, 144A, 5.125%, 4/07/26 . 200,000 186,496
Senior Note, 144A, 3.5%, 7/07/27 .. 1,000,000 836,319
2,150,068
South Korea 2.9%
Korea Treasury Bonds, 2.375%, 3/10/27 14,740,000,000 KRW 10,689,449
Sri Lanka 0.4%
f,h
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.85%, 11/03/25 600,000 285,915
Senior Bond, 144A, 6.2%, 5/11/27 .. 1,600,000 736,651
Senior Bond, 144A, 6.75%, 4/18/28 . 200,000 92,102
Senior Bond, 144A, 7.85%, 3/14/29 . 200,000 92,079
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 91,232
Senior Note, 144A, 6.35%, 6/28/24 .. 400,000 184,230
1,482,209
Thailand 1.5%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 54,930,000 THB 1,530,109
1%, 6/17/27 ................... 119,490,000 THB 3,221,995

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Thailand (continued)
Thailand Government Bond, (continued)
Senior Note, 0.66%, 11/22/23 ...... 35,490,000 THB $ 999,857
5,751,961
Total Foreign Government and Agency Securities (Cost $150,673,099) ............
142,504,773
Shares
Escrows and Litigation Trusts 0.0%
a,c
K2016470219 South Africa Ltd., Escrow
Account ...................... 168,113 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $338,647,334) ...............................
335,807,063
Short Term Investments 7.6%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 4.7%
Germany 0.5%
i
Germany Treasury Bills ,
f
Reg S, 9/20/23 ................. 322,000 EUR 348,855
f
Reg S, 10/18/23 ................ 1,474,000 EUR 1,592,420
1,941,275
Japan 4.2%
i
Japan Treasury Bills ,
8/07/23 ...................... 30,300,000 JPY 210,050
9/20/23 ...................... 901,200,000 JPY 6,248,586
10/10/23 ..................... 20,300,000 JPY 140,765
10/20/23 ..................... 108,700,000 JPY 753,782
11/10/23 ..................... 224,300,000 JPY 1,555,556
11/20/23 ..................... 80,800,000 JPY 560,386
12/20/23 ..................... 101,000,000 JPY 700,574
2/20/24 ...................... 770,500,000 JPY 5,345,831
15,515,530
Total Foreign Government and Agency Securities (Cost $17,836,205) ..............
17,456,805
Shares
Money Market Funds 2.9%
United States 2.9%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ......... 10,777,447 10,777,447
Total Money Market Funds (Cost $10,777,447) ..................................
10,777,447
a a a a a
Total Short Term Investments (Cost $28,613,652 ) ................................
28,234,252
a a a
Total Investments (Cost $367,260,986) 97.9% ...................................
$364,041,315
Other Assets, less Liabilities 2.1% .............................................
7,761,506
Net Assets 100.0% ...........................................................
$371,802,821
a a a

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Variable interest entity (VIE). See the Fund’s statement of additional information regarding investments made through a VIE structure.
c
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
d
See Note 9 regarding restricted securities.
e
Income may be received in additional securities and/or cash.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $22,055,264, representing 5.9% of net assets.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
h
See Note 7 regarding credit risk and defaulted securities.
i
The security was issued on a discount basis with no stated coupon rate.
j
See Note 3(f) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... JPHQ Buy 451,000,000 559,172 7/05/23 $ 3,344 $ —
Chilean Peso ...... JPHQ Sell 451,000,000 563,766 7/05/23 1,250 —
Indian Rupee ...... HSBK Buy 130,568,000 1,579,235 7/10/23 11,655 —
Indian Rupee ...... HSBK Sell 130,568,000 1,590,741 7/10/23 — (149)
Chilean Peso ...... GSCO Buy 769,260,000 948,825 7/12/23 9,589 —
Chilean Peso ...... GSCO Sell 769,260,000 965,546 7/12/23 7,132 —
Canadian Dollar .... JPHQ Sell 2,771,610 2,050,945 7/19/23 — (41,793)
Chilean Peso ...... JPHQ Buy 2,771,610 2,077,295 7/19/23 15,443 —
Chilean Peso ...... GSCO Buy 1,058,979,026 1,059,925 7/26/23 256,540 —
Chilean Peso ...... GSCO Sell 1,058,979,026 1,322,220 7/26/23 5,755 —
Chilean Peso ...... GSCO Buy 2,000,142,166 2,439,198 8/04/23 43,739 —
Chilean Peso ...... GSCO Sell 1,377,000,000 1,721,702 8/04/23 12,321 —
Chilean Peso ...... JPHQ Buy 764,851,089 932,234 8/04/23 17,237 —
Mexican Peso ...... MSCO Buy 2,467,000 119,375 8/04/23 23,821 —
Mexican Peso ...... MSCO Sell 2,467,000 111,654 8/04/23 — (31,542)
Chilean Peso ...... MSCO Buy 1,449,610,000 1,798,747 8/16/23 — (1,661)
Japanese Yen ...... JPHQ Buy 251,863,750 1,814,299 8/21/23 — (55,342)
Australian Dollar .... MSCO Buy 6,160,000 4,162,312 9/11/23 — (51,381)
Norwegian Krone ... DBAB Buy 40,861,000 3,907,339 9/11/23 — (90,912)
South Korean Won .. HSBK Buy 9,300,000,000 7,220,217 9/13/23 — (135,393)
Thai Baht ......... DBAB Buy 130,900,000 3,794,753 9/13/23 — (65,934)
Japanese Yen ...... BOFA Buy 853,112,100 6,206,709 9/15/23 — (225,583)
Japanese Yen ...... DBAB Buy 1,110,438,260 8,069,166 9/15/23 — (283,940)
Japanese Yen ...... BNDP Buy 239,887,530 1,835,968 9/20/23 — (152,785)
Japanese Yen ...... BOFA Buy 482,398,360 3,492,414 9/20/23 — (107,642)
Indian Rupee ...... HSBK Buy 130,568,000 1,586,488 10/05/23 — (426)
Chilean Peso ...... JPHQ Buy 764,848,911 932,345 10/16/23 9,770 —
Mexican Peso ...... CITI Buy 6,638,000 316,630 10/23/23 63,070 —
Mexican Peso ...... CITI Sell 6,638,000 288,992 10/23/23 — (90,709)
Norwegian Krone ... MSCO Buy 45,160,000 4,280,569 10/27/23 — (57,111)
Australian Dollar .... MSCO Buy 6,050,000 4,025,972 10/31/23 16,929 —
Euro ............. BZWS Buy 3,950,000 4,275,375 11/06/23 63,538 —
Australian Dollar .... CITI Buy 4,070,000 2,729,627 11/08/23 — (9,284)
Australian Dollar .... DBAB Buy 4,070,000 2,728,813 11/08/23 — (8,470)
Australian Dollar .... DBAB Buy 4,563,000 3,035,426 11/22/23 15,558 —

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Australian Dollar .... JPHQ Buy 4,277,000 2,845,274 11/22/23 $ 14,480 $ —
Mexican Peso ...... MSCO Buy 7,426,000 326,881 9/03/24 77,175 —
Mexican Peso ...... MSCO Sell 7,426,000 315,711 9/03/24 — (88,345)
Total Forward Exchange Contracts ................................................... $668,346 $(1,498,402)
Net unrealized appreciation (depreciation) ............................................ $(830,056)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  10  regarding other derivative information.
See Abbreviations on page 39 .

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global
Balanced Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $356,483,539
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 10,777,447
Value - Unaffiliated issuers .................................................................. $353,263,868
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 10,777,447
Cash .................................................................................... 43,689
Restricted cash for OTC derivative contracts (Note 1 e ) ............................................... 190,000
Foreign currency, at value (cost $155,045) ........................................................ 155,139
Receivables:
Investment securities sold ................................................................... 1,001,853
Capital shares sold ........................................................................ 40,208
Dividends and interest ..................................................................... 4,332,541
Foreign tax refund ......................................................................... 27,546
European Union tax reclaims (Note 1g) ......................................................... 6,747,259
Deposits with brokers for:
OTC derivative contracts .................................................................. 780,000
Unrealized appreciation on OTC forward exchange contracts .......................................... 668,346
Deferred tax benefit ......................................................................... 111,553
Total assets .......................................................................... 378,139,449
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,003,900
Capital shares redeemed ................................................................... 176,764
Management fees ......................................................................... 166,570
Distribution fees .......................................................................... 80,137
Transfer agent fees ........................................................................ 125,700
Trustees' fees and expenses ................................................................. 47
IRS closing agreement payments for European Union tax reclaims (Note 1g) ............................. 2,863,749
Variation margin on centrally cleared swap contracts ............................................... 445
Deposits from brokers for:
OTC derivative contracts .................................................................. 190,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 1,498,402
Accrued expenses and other liabilities ........................................................... 230,914
Total liabilities ......................................................................... 6,336,628
Net assets, at value ................................................................. $371,802,821
Net assets consist of:
Paid-in capital ............................................................................. $547,635,145
Total distributable earnings (losses) ............................................................. (175,832,324)
Net assets, at value ................................................................. $371,802,821

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global
Balanced Fund
Class A:
Net assets, at value ....................................................................... $211,689,628
Shares outstanding ........................................................................ 88,777,141
Net asset value per share
a
.................................................................. $2.38
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $2.52
Class A1:
Net assets, at value ....................................................................... $108,047,242
Shares outstanding ........................................................................ 45,235,560
Net asset value per share
a
.................................................................. $2.39
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $2.48
Class C:
Net assets, at value ....................................................................... $16,133,549
Shares outstanding ........................................................................ 6,783,326
Net asset value and maximum offering price per share
a
............................................. $2.38
Class C1:
Net assets, at value ....................................................................... $1,492,931
Shares outstanding ........................................................................ 623,543
Net asset value and maximum offering price per share
a
............................................. $2.39
Class R:
Net assets, at value ....................................................................... $644,663
Shares outstanding ........................................................................ 269,173
Net asset value and maximum offering price per share ............................................. $2.39
Class R6:
Net assets, at value ....................................................................... $2,423,666
Shares outstanding ........................................................................ 1,014,267
Net asset value and maximum offering price per share ............................................. $2.39
Advisor Class:
Net assets, at value ....................................................................... $31,371,142
Shares outstanding ........................................................................ 13,089,094
Net asset value and maximum offering price per share ............................................. $2.40
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Global Investment Trust
Statement of Operations
Statement of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global
Balanced Fund
Investment income:
Dividends: (net of foreign taxes of $231,217)
Unaffiliated issuers ........................................................................ $3,663,300
Non-controlled affiliates (Note 3 f ) ............................................................. 369,886
Interest: (net of foreign taxes of $97,137)
Unaffiliated issuers ........................................................................ 5,101,102
Other income (Note 1g) ...................................................................... 63,158
Less: IRS closing agreement payments for European Union tax reclaims (Note 1g) .......................... (196,114)
Total investment income ................................................................... 9,001,332
Expenses:
Management fees (Note 3 a ) ................................................................... 1,497,844
Distribution fees: (Note 3c )
    Class A ................................................................................ 267,242
    Class A1 ............................................................................... 137,312
    Class C ................................................................................ 88,147
    Class C1 ............................................................................... 5,386
    Class R ................................................................................ 1,579
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 167,078
    Class A1 ............................................................................... 85,855
    Class C ................................................................................ 13,810
    Class C1 ............................................................................... 1,300
    Class R ................................................................................ 493
    Class R6 ............................................................................... 1,189
    Advisor Class ............................................................................ 25,171
Custodian fees (Note 4 ) ...................................................................... 47,558
Reports to shareholders fees .................................................................. 54,481
Registration and filing fees .................................................................... 86,034
Professional fees ........................................................................... 87,019
Trustees' fees and expenses .................................................................. 25,608
Other .................................................................................... 33,242
Total expenses ......................................................................... 2,626,348
Expense reductions (Note 4 ) ............................................................... (44,738)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (285,887)
Net expenses ......................................................................... 2,295,723
Net investment income ................................................................ 6,705,609

Templeton Global Investment Trust
Statement of Operations
Statement of Operations
(continued)
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global
Balanced Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (13,657,125)
Foreign currency transactions ................................................................ (219,079)
Forward exchange contracts ................................................................. (2,082,719)
Swap contracts ........................................................................... 1,008,778
Net realized gain (loss) .................................................................. (14,950,145)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 38,151,597
Translation of other assets and liabilities denominated in foreign currencies .............................. 175,236
Forward exchange contracts ................................................................. (1,860,029)
Swap contracts ........................................................................... (1,238,396)
Change in deferred t axes on unrealized appreciation ............................................... 30,054
Net change in unrealized appreciation (depreciation) ............................................ 35,258,462
Net realized and unrealized gain (loss) ............................................................ 20,308,317
Net increase (decrease) in net assets resulting from operations .......................................... $27,013,926

Templeton Global Investment Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton Global Balanced Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,705,609 $12,621,002
Net realized gain (loss) ................................................. (14,950,145) (46,388,298)
Net change in unrealized appreciation (depreciation) ........................... 35,258,462 (44,470,346)
Net increase (decrease) in net assets resulting from operations ................ 27,013,926 (78,237,642)
Distributions to shareholders:
Class A ............................................................. (3,850,696) —
Class A1 ............................................................ (1,968,757) —
Class C ............................................................. (234,887) —
Class C1 ............................................................ (24,692) —
Class R ............................................................. (10,867) —
Class R6 ............................................................ (48,078) —
Advisor Class ........................................................ (608,133) —
Distributions to shareholders from tax return of capital:
Class A ............................................................. — (7,322,788)
Class A1 ............................................................ — (3,887,214)
Class C ............................................................. — (548,737)
Class C1 ............................................................ — (65,374)
Class R ............................................................. — (24,765)
Class R6 ............................................................ — (90,479)
Advisor Class ........................................................ — (1,358,531)
Total distributions to shareholders .......................................... (6,746,110) (13,297,888)
Capital share transactions: (Note 2 )
Class A ............................................................. (10,452,146) (42,854,621)
Class A1 ............................................................ (6,364,899) (30,041,873)
Class C ............................................................. (3,788,936) (15,440,725)
Class C1 ............................................................ (485,074) (1,094,816)
Class R ............................................................. 16,246 (394,902)
Class R6 ............................................................ (93,480) (290,348)
Advisor Class ........................................................ (3,180,103) (15,961,602)
Total capital share transactions ............................................ (24,348,392) (106,078,887)
Net increase (decrease) in net assets ................................... (4,080,576) (197,614,417)
Net assets:
Beginning of period ..................................................... 375,883,397 573,497,814
End of period .......................................................... $371,802,821 $375,883,397

Templeton Global Investment Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Templeton Global Balanced Fund
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of three separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Templeton Global
Balanced Fund (Fund) is included in this report. The Fund
offers seven classes of shares: Class A, Class A1, Class C,
Class C1, Class R, Class R6 and Advisor Class. Class C and
Class C1 shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instru ments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2023, the Fund had OTC
derivatives in a net liability position of $1,038,962, and the aggregate value of collateral pledged for such contracts was
$780,000.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and rec orde d as unrealized appreciation or
depreciation until the payments are made, at which time they are realized. At June 30, 2023, the Fund had no interest rate swap contracts.
See Note 10 regarding other derivative information.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
e. Restricted Cash
At June 30, 2023, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s custodian and/or counterparty broker and is reflected in the Statement of Assets and Liabilities.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At June 30, 2023, the
Fund had no securities on loan.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. The Fund determined to
enter into a closing agreement with the IRS and recorded the estimated payments as a reduction to income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open
1. Organization and Significant Accounting Policies
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
g. Income and Deferred Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 3,527,324 $8,350,807 7,689,306 $18,643,503
Shares issued in reinvestment of distributions .......... 1,572,849 3,689,329 3,027,389 7,012,006
Shares redeemed ............................... (9,494,496) (22,492,282) (28,645,649) (68,510,130)
Net increase (decrease) .......................... (4,394,323) $(10,452,146) (17,928,954) $(42,854,621)
Class A1 Shares:
Shares sold ................................... 1,107,407 $2,606,492 1,306,554 $3,128,760
Shares issued in reinvestment of distributions .......... 811,353 1,907,912 1,620,156 3,759,109
Shares redeemed ............................... (4,587,734) (10,879,303) (15,586,982) (36,929,742)
Net increase (decrease) .......................... (2,668,974) $(6,364,899) (12,660,272) $(30,041,873)
Class C Shares:
Shares sold ................................... 486,582 $1,137,797 652,460 $1,593,651
Shares issued in reinvestment of distributions .......... 98,396 230,621 232,940 539,119
Shares redeemed
a
.............................. (2,180,233) (5,157,354) (7,235,955) (17,573,495)
Net increase (decrease) .......................... (1,595,255) $(3,788,936) (6,350,555) $(15,440,725)
Class C1 Shares:
Shares sold ................................... 90,011 $211,199 50,406 $120,538
Shares issued in reinvestment of distributions .......... 10,420 24,548 27,832 64,829
Shares redeemed
a
.............................. (303,031) (720,821) (544,980) (1,280,183)
Net increase (decrease) .......................... (202,600) $(485,074) (466,742) $(1,094,816)
Class R Shares:
Shares sold ................................... 48,015 $112,155 45,002 $112,137
Shares issued in reinvestment of distributions .......... 3,345 7,881 6,016 14,024
Shares redeemed ............................... (44,342) (103,790) (229,209) (521,063)
Net increase (decrease) .......................... 7,018 $16,246 (178,191) $(394,902)
Class R6 Shares:
Shares sold ................................... 76,869 $181,120 176,826 $441,080
Shares issued in reinvestment of distributions .......... 20,096 47,228 38,248 88,921
Shares redeemed ............................... (135,742) (321,828) (343,225) (820,349)
Net increase (decrease) .......................... (38,777) $(93,480) (128,151) $(290,348)
Advisor Class Shares:
Shares sold ................................... 717,355 $1,712,412 1,430,486 $3,486,490
Shares issued in reinvestment of distributions .......... 222,019 524,089 518,629 1,211,215
Shares redeemed ............................... (2,265,252) (5,416,604) (8,547,520) (20,659,307)
Net increase (decrease) .......................... (1,325,878) $(3,180,103) (6,598,405) $(15,961,602)
a
May include a portion of Class C and C1 shares that were automatically converted to Class A.

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
Effective May 1, 2023, the Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
Prior to May 1, 2023, the Fund paid fees, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2023, the annualized gross effective investment management fee rate was 0.792% of the
Fund’s average daily net assets.
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TICL) Investment manager
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.725% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.575% Over $1 billion, up to and including $1.5 billion
0.525% Over $1.5 billion, up to and including $6.5 billion
0.500% Over $6.5 billion, up to and including $11.5 billion
0.478% Over $11.5 billion, up to and including $16.5 billion
0.465% Over $16.5 billion, up to and including $19 billion
0.455% Over $19 billion, up to and including $21.5 billion
0.445% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.825% Up to and including $500 million
0.725% Over $500 million, up to and including $1 billion
0.675% Over $1 billion, up to and including $1.5 billion
0.625% Over $1.5 billion, up to and including $6.5 billion
0.600% Over $6.5 billion, up to and including $11.5 billion
0.578% Over $11.5 billion, up to and including $16.5 billion
0.565% Over $16.5 billion, up to and including $19 billion
0.555% Over $19 billion, up to and including $21.5 billion
0.545% In excess of $21.5 billion

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
Under a subadvisory agreement, Advisers and TICL, affiliates of Global Advisors, provides subadvisory services to the Fund.
The subadvisory fee is paid by Global Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C, C1 and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
.
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2023, the Fund paid transfer agent fees of $294,896, of which $117,821 was retained by
Investor Services.
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class C1 ................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $3,989
CDSC retained .............................................................................. $699
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2023, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.95% based on the average net assets of each class until April 30,
2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2024.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Balanced Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $ 9,495,771 $ 65,850,596 $ (64,568,920) $ — $ — $ 10,777,447 10,777,447 $ 369,886
Total Affiliated Securities ... $9,495,771 $65,850,596 $(64,568,920) $— $— $10,777,447 $369,886
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $35,740,392
Long term ................................................................................ 112,941,832
Total capital loss carryforwards ............................................................... $148,682,224
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2022, the Fund deferred late-year ordinary losses of $4,287,086.
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of default securities, foreign currency transactions, wash sales, EU reclaims, passive foreign investment company shares, foreign capital gains tax, payments-in-kind, bond discounts and premiums and tax straddles.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2023, aggregated
$121,337,202 and $145,610,548, respectively.
7. Credit Risk and Defaulted Securities
At June 30, 2023, the Fund had 9.3% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30,
2023, the aggregate value of these securities represents 0.4% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
Cost of investments .......................................................................... $374,286,548
Unrealized appreciation ........................................................................ $32,005,061
Unrealized depreciation ........................................................................ (43,080,350)
Net unrealized appreciation (depreciation) .......................................................... $(11,075,289)
5. Income Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
At June 30, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Other Derivative Information
At June 3 0 , 202 3 , investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2023, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 3 0 , 202 3 , the average month end notional amount of swap contracts represented $ 21 , 551 , 429 . The average month end contract value of forward exchange co ntracts was $ 147 , 217 , 4 2 0 .
See Note 1(d) regarding derivative financial instruments.
See Abbreviations page 39.
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Balanced Fund
32,900,733
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 81,025 $ —
4,646,498
a
K2016470219 South Africa Ltd., B ............... 2/01/17 3,450 —
Total Restricted Securities (Value is —% of Net Assets) .............. $84,475 $—
a
Fund also invests in unrestricted securities of the issuer, valued at $
0
as of June 30, 2023.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Balanced Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 668,346 Unrealized depreciation on OTC
forward exchange contracts
$ 1,498,402
Total .................... $668,346 $1,498,402
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Global Balanced Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $1,008,778 Swap contracts $(1,238,396)
Foreign exchange contracts .....
Forward exchange contracts (2,082,719) Forward exchange contracts (1,860,029)
Total ....................... $(1,073,941) $(3,098,425)
9. Restricted Securities
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2023, the Fund did not use the
Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ — $ 10,037,663 $ — $ 10,037,663
France ............................... — 6,249,337 — 6,249,337
Germany ............................. — 25,296,506 — 25,296,506
Hong Kong ........................... — 5,281,699 — 5,281,699
Hungary ............................. — 3,267,502 — 3,267,502
Japan ............................... — 8,489,021 — 8,489,021
Netherlands ........................... — 9,550,650 — 9,550,650
South Africa ........................... — — —
a
—
South Korea .......................... — 9,759,772 — 9,759,772
Switzerland ........................... — 5,755,750 — 5,755,750
Taiwan ............................... — 3,348,409 — 3,348,409
United Kingdom ........................ — 20,091,183 — 20,091,183
United States .......................... 86,174,798 — — 86,174,798
Corporate Bonds ........................ — — —
a
—
Foreign Government and Agency Securities .... — 142,504,773 — 142,504,773
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 10,777,447 17,456,805 — 28,234,252
Total Investments in Securities ........... $96,952,245 $267,089,070
b
$— $364,041,315

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton Global Balanced Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund (continued)
Assets: (continued)
Investments in Securities:
Short Term Investments
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 668,346 $ — $ 668,346
Total Other Financial Instruments ......... $— $668,346 $— $668,346
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 1,498,402 $ — $ 1,498,402
Total Other Financial Instruments ......... $— $1,498,402 $— $1,498,402
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $107,127,492, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
PIK
Payment-In-Kind
Cu r rency
AUD Australian Dollar
BRL Brazilian Real
COP Colombian Peso
EUR Euro
GBP British Pound
GHS Ghanaian Cedi
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
THB Thai Baht
12. Fair Value Measurements
(continued)

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Board Approval of Investment
Management Agreements
TEMPLETON GLOBAL INVESTMENT TRUST
(Fund)
March 27, 2023 15(c) Meeting
At a meeting held on March 27, 2023 (March Meeting),
the Board of Trustees (Board) of the Templeton Global
Investment Trust (Trust), including a majority of the
trustees who are not “interested persons” as defined
in the Investment Company Act of 1940 (Independent
Trustees), reviewed and approved the continuance of the:
(i) investment management agreement between Templeton
Global Advisors Limited (TGAL) and the Trust; (ii) the
investment sub-advisory agreement between TGAL and
Franklin Advisers, Inc. (FAI), an affiliate of TGAL; and (iii)
the investment sub-advisory agreement between TGAL and
Templeton Investment Counsel, LLC, an affiliate of TGAL
(TICL, and collectively with FAI, the Sub-Advisers), each
on behalf of the Fund (each a Management Agreement)
for the period May 1, 2023 through June 30, 2023 (Stub
Period). The Independent Trustees noted that the Fund’s
annual contract review was historically held at the February
Board meeting and that management proposed to move the
contract review to the May Board meeting. The Independent
Trustees further noted management’s explanation that, to
effect this change, the Board needed to consider the renewal of the Fund’s Management Agreements prior to their current
April 30, 2023 expiration date. The Independent Trustees
also noted that management would ask them to consider
the continuation of the Management Agreements again at
the May Board meeting for the 12-month period beginning
July 1, 2023. The Independent Trustees received advice
from and met separately with Independent Trustee counsel
in considering whether to approve the continuation of each
Management Agreement for the Stub Period. FAI, TGAL and
TICL are each referred to herein as a Manager.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by each Manager at the March Meeting and
throughout the year at meetings of the Board and its
committees. The Board also reviewed and considered
information provided in response to a detailed set of requests for information submitted to each Manager by Independent
Trustee counsel on behalf of the Independent Trustees
in connection with the annual contract renewal process.
In addition, prior to the March Meeting, the Independent
Trustees held a virtual contract renewal meeting at which the
Independent Trustees first conferred amongst themselves
and Independent Trustee counsel about contract renewal
matters; and then met with management to request
additional information that the Independent Trustees
reviewed and considered prior to and at the March Meeting.
The Board reviewed and considered all of the factors it
deemed relevant in approving the continuance of each
Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by
each Manager and its affiliates from the relationship with
the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors
(Factors).
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreements are fair and reasonable and
that the continuance of the Management Agreements is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by each Manager and its affiliates to
the Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of each Manager; as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services, legal and compliance
matters; risk controls; pricing and other services provided
by each Manager and its affiliates; and management fees
charged by each Manager and its affiliates to US funds
and other accounts, including management’s explanation
of differences among accounts where relevant. The Board
also reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged

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management’s continued development of strategies
to address areas of heightened concern in the mutual
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and
its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also considered the performance returns for the Fund
in comparison to the performance returns of a customized
peer group (Performance Customized Peer Group) selected
by the Manager. The Board also reviewed and considered
Fund performance reports provided and discussions
that occurred with portfolio managers at Board meetings
throughout the year. A summary of the Fund’s performance
results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional mixed-asset target allocation moderate funds. The Performance Customized Peer Group
for the Fund included funds that hold at least 40% non-US
stocks/bonds in at least 3 different countries and at least
25% of assets in fixed income securities and at least 25%
of its assets in equity securities. The Board noted that the
Fund’s annualized income return for the one-, five- and
10-year periods was above the median of its Performance
Universe and for the one-, three-, five- and 10-year periods was above the median of its Performance Customized Peer
Group. The Board also noted that the Fund’s annualized total return for the three-, five- and 10-year periods was below
the medians of its Performance Universe and Performance
Customized Peer Group, but for the one-year period
was above the medians of its Performance Universe and
Performance Customized Peer Group. The Board further
noted management’s view regarding the income-related
attributes of the Fund (e.g., a fund’s investment objective)
as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers
on an income return basis was appropriate given these
attributes. The Board concluded that the Fund’s performance
was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class
A shares and Class M shares for other funds in the Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.

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The Expense Group for the Fund included the Fund and
13 other mixed-asset target allocation moderate funds.
The Board noted that the Management Rate and the actual
total expense ratio for the Fund were above the medians
and in the fifth quintile (most expensive) of its Expense
Group. The Board discussed the expenses of this Fund
with management and management explained that the
Expense Group was not directly comparable to the Fund as
the Expense Group included funds that, unlike the Fund,
had little foreign exposure. The Board also noted that the
Fund’s actual total expense ratio reflected a fee waiver
from management. In response to discussions with the
Independent Trustees, management proposed a 10 basis
point reduction at each tier of the Fund’s Management Rate
breakpoint schedule, effective May 1, 2023. The Board
further noted that each Sub-Adviser is paid by TGAL out
of the management fee TGAL receives from the Fund and
that the allocation of the fee between TGAL and each Sub-
Adviser reflected the services provided by each to the Fund.
After consideration of the above, the Board concluded that
the Management Rate charged to the Fund and the sub-
advisory fee paid to each Sub-Adviser are reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by each Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services to each of the individual funds during
the 12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged by
the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with
respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type
of mutual fund operations conducted by each Manager
and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any, as
the Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered each Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
a Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for the
Stub Period.
the continuation of each Management Agreement for the
continuation of each Management Agreement for the

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Semiannual Report
May 24, 2023 15(c) Meeting
At a meeting held on May 24, 2023 (May Meeting), the
Board reviewed and approved each Management Agreement
for an additional twelve-month period beginning July 1,
2023. The Board noted its review and consideration of the
information it received in connection with both the March
Meeting and the May Meeting. In particular, the Board
reviewed and considered information provided in response
to a follow-up set of requests for information submitted to
the Managers by Independent Trustee counsel on behalf
of the Independent Trustees, which included information
on Fund performance for the one-, three- and five-year
periods ended March 31, 2023 and the other Factors. The
Board determined that the conclusions it made at the March
Meeting had not changed. Based on its review, consideration
and evaluation of all factors it believed relevant, including the above-described Factors and conclusions, the Board
unanimously approved the continuation of the Management
Agreements for an additional twelve-month period beginning
July 1, 2023.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated

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Semiannual Report
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

325 S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Templeton Global Balanced Fund
Investment Manager Distributor Shareholder Services
Templeton Global Advisors Limited Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee
of Listed Registrants.
        N/A

Item 6. Schedule of Investments.
    N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.       N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.           N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.      N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                         N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 28, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  August 28, 2023